Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 138,094
Deferred	(175,158)	(86,506)
State
Current		28,539
Deferred	(23,313)	(30,765)
Change in valuation allowance	198,471	136,060
Income tax provision		$ 185,423